Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000254859 | Taiwan Semiconductor Manufacturing Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	14.20%
C000254859 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	8.50%
C000254859 | SK Hynix, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000254859 | Tencent Holdings Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254859 | Alibaba Group Holding Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254859 | Grupo Mexico SAB de CV__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000254859 | Delta Electronics, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000254859 | Aselsan Elektronik Sanayi Ve Ticaret AS__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000254859 | Reliance Industries Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000254859 | Kia Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000254859 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000254859 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000254859 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000254859 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000254859 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000254859 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000254859 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000254859 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000254859 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000254859 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000254859 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000254859 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000254859 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254859 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000254857 | Taiwan Semiconductor Manufacturing Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	14.20%
C000254857 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	8.50%
C000254857 | SK Hynix, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000254857 | Tencent Holdings Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254857 | Alibaba Group Holding Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254857 | Grupo Mexico SAB de CV__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000254857 | Delta Electronics, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000254857 | Aselsan Elektronik Sanayi Ve Ticaret AS__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000254857 | Reliance Industries Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000254857 | Kia Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000254857 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000254857 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000254857 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000254857 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000254857 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000254857 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000254857 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000254857 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000254857 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000254857 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000254857 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000254857 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000254857 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254857 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000254858 | Taiwan Semiconductor Manufacturing Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	14.20%
C000254858 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	8.50%
C000254858 | SK Hynix, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000254858 | Tencent Holdings Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254858 | Alibaba Group Holding Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254858 | Grupo Mexico SAB de CV__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000254858 | Delta Electronics, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000254858 | Aselsan Elektronik Sanayi Ve Ticaret AS__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000254858 | Reliance Industries Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000254858 | Kia Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000254858 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000254858 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000254858 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000254858 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000254858 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000254858 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000254858 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000254858 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000254858 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000254858 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000254858 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000254858 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000254858 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254858 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000254865 | Taiwan Semiconductor Manufacturing Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	6.30%
C000254865 | Mastercard, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000254865 | SAP SE__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000254865 | ASML Holding NV__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000254865 | London Stock Exchange Group PLC__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000254865 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000254865 | Alcon AG__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000254865 | Novartis AG__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000254865 | L'Oreal SA__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254865 | Hermes International SCA__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000254865 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000254865 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000254865 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000254865 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000254865 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000254865 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000254865 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000254865 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000254865 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254865 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000254865 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000254865 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000254865 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000254863 | Taiwan Semiconductor Manufacturing Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	6.30%
C000254863 | Mastercard, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000254863 | SAP SE__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000254863 | ASML Holding NV__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000254863 | London Stock Exchange Group PLC__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000254863 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000254863 | Alcon AG__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000254863 | Novartis AG__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000254863 | L'Oreal SA__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254863 | Hermes International SCA__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000254863 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000254863 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000254863 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000254863 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000254863 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000254863 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000254863 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000254863 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000254863 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254863 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000254863 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000254863 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000254863 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000254864 | Taiwan Semiconductor Manufacturing Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	6.30%
C000254864 | Mastercard, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000254864 | SAP SE__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000254864 | ASML Holding NV__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000254864 | London Stock Exchange Group PLC__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000254864 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000254864 | Alcon AG__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000254864 | Novartis AG__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000254864 | L'Oreal SA__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254864 | Hermes International SCA__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000254864 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000254864 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000254864 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000254864 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000254864 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000254864 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000254864 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000254864 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000254864 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254864 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000254864 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000254864 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000254864 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000254862 | ASML Holding NV__
Holdings [Line Items]
Percent of Total Investments	8.90%
C000254862 | London Stock Exchange Group PLC__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254862 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000254862 | Visa, Inc.__
Holdings [Line Items]
Percent of Total Investments	7.90%
C000254862 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.80%
C000254862 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000254862 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000254862 | Roche Holding AG__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254862 | Electronic Arts, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254862 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	3.50%
C000254862 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000254862 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000254862 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000254862 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000254862 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254862 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000254862 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000254862 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000254862 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000254862 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000254861 | ASML Holding NV__
Holdings [Line Items]
Percent of Total Investments	8.90%
C000254861 | London Stock Exchange Group PLC__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254861 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000254861 | Visa, Inc.__
Holdings [Line Items]
Percent of Total Investments	7.90%
C000254861 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.80%
C000254861 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000254861 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000254861 | Roche Holding AG__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254861 | Electronic Arts, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254861 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	3.50%
C000254861 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000254861 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000254861 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000254861 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000254861 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254861 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000254861 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000254861 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000254861 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000254861 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000254860 | ASML Holding NV__
Holdings [Line Items]
Percent of Total Investments	8.90%
C000254860 | London Stock Exchange Group PLC__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254860 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000254860 | Visa, Inc.__
Holdings [Line Items]
Percent of Total Investments	7.90%
C000254860 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.80%
C000254860 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000254860 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000254860 | Roche Holding AG__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254860 | Electronic Arts, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254860 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	3.50%
C000254860 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000254860 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000254860 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000254860 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000254860 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254860 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000254860 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000254860 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000254860 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000254860 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000096903 | Select Medical Corp._6.250_12/1/2032
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096903 | Paratus Energy Services Ltd._9.500_6/27/2029
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096903 | Tenet Healthcare Corp._5.500_11/15/2032
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096903 | Minerva Luxembourg SA_8.875_9/13/2033
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096903 | GEO Group, Inc._10.250_4/15/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096903 | Industrial F&B Investments III, Inc._7.750_2/11/2033
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096903 | Verve Group SE_6.019_4/1/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096903 | Cerdia Finanz GmbH_9.375_10/3/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096903 | Flutter Treasury DAC_5.875_6/4/2031
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096903 | Amentum Holdings, Inc._7.250_8/1/2032
Holdings [Line Items]
Percent of Total Investments	1.30%
C000096903 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000096903 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000096903 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000096903 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000096903 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096903 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000096903 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096904 | Select Medical Corp._6.250_12/1/2032
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096904 | Paratus Energy Services Ltd._9.500_6/27/2029
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096904 | Tenet Healthcare Corp._5.500_11/15/2032
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096904 | Minerva Luxembourg SA_8.875_9/13/2033
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096904 | GEO Group, Inc._10.250_4/15/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096904 | Industrial F&B Investments III, Inc._7.750_2/11/2033
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096904 | Verve Group SE_6.019_4/1/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096904 | Cerdia Finanz GmbH_9.375_10/3/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096904 | Flutter Treasury DAC_5.875_6/4/2031
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096904 | Amentum Holdings, Inc._7.250_8/1/2032
Holdings [Line Items]
Percent of Total Investments	1.30%
C000096904 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000096904 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000096904 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000096904 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000096904 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096904 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000096904 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096907 | Select Medical Corp._6.250_12/1/2032
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096907 | Paratus Energy Services Ltd._9.500_6/27/2029
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096907 | Tenet Healthcare Corp._5.500_11/15/2032
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096907 | Minerva Luxembourg SA_8.875_9/13/2033
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096907 | GEO Group, Inc._10.250_4/15/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096907 | Industrial F&B Investments III, Inc._7.750_2/11/2033
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096907 | Verve Group SE_6.019_4/1/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096907 | Cerdia Finanz GmbH_9.375_10/3/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096907 | Flutter Treasury DAC_5.875_6/4/2031
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096907 | Amentum Holdings, Inc._7.250_8/1/2032
Holdings [Line Items]
Percent of Total Investments	1.30%
C000096907 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000096907 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000096907 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000096907 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000096907 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096907 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000096907 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096905 | Select Medical Corp._6.250_12/1/2032
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096905 | Paratus Energy Services Ltd._9.500_6/27/2029
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096905 | Tenet Healthcare Corp._5.500_11/15/2032
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096905 | Minerva Luxembourg SA_8.875_9/13/2033
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096905 | GEO Group, Inc._10.250_4/15/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096905 | Industrial F&B Investments III, Inc._7.750_2/11/2033
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096905 | Verve Group SE_6.019_4/1/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096905 | Cerdia Finanz GmbH_9.375_10/3/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096905 | Flutter Treasury DAC_5.875_6/4/2031
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096905 | Amentum Holdings, Inc._7.250_8/1/2032
Holdings [Line Items]
Percent of Total Investments	1.30%
C000096905 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000096905 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000096905 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000096905 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000096905 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096905 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000096905 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096906 | Select Medical Corp._6.250_12/1/2032
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096906 | Paratus Energy Services Ltd._9.500_6/27/2029
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096906 | Tenet Healthcare Corp._5.500_11/15/2032
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096906 | Minerva Luxembourg SA_8.875_9/13/2033
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096906 | GEO Group, Inc._10.250_4/15/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096906 | Industrial F&B Investments III, Inc._7.750_2/11/2033
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096906 | Verve Group SE_6.019_4/1/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096906 | Cerdia Finanz GmbH_9.375_10/3/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096906 | Flutter Treasury DAC_5.875_6/4/2031
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096906 | Amentum Holdings, Inc._7.250_8/1/2032
Holdings [Line Items]
Percent of Total Investments	1.30%
C000096906 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000096906 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000096906 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000096906 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000096906 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096906 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000096906 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000114555 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000114555 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000114555 | Corning, Inc.__
Holdings [Line Items]
Percent of Total Investments	9.10%
C000114555 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000114555 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000114555 | Dominion Energy, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114555 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000114555 | Cummins, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000114555 | Chevron Corp.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000114555 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000114555 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000114555 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114555 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114555 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000114555 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114555 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114555 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114555 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000114555 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000114555 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000114555 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000114555 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000114555 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114555 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000114556 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000114556 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000114556 | Corning, Inc.__
Holdings [Line Items]
Percent of Total Investments	9.10%
C000114556 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000114556 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000114556 | Dominion Energy, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114556 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000114556 | Cummins, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000114556 | Chevron Corp.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000114556 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000114556 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000114556 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114556 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114556 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000114556 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114556 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114556 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114556 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000114556 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000114556 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000114556 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000114556 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000114556 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114556 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000114559 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000114559 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000114559 | Corning, Inc.__
Holdings [Line Items]
Percent of Total Investments	9.10%
C000114559 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000114559 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000114559 | Dominion Energy, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114559 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000114559 | Cummins, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000114559 | Chevron Corp.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000114559 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000114559 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000114559 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114559 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114559 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000114559 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114559 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114559 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114559 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000114559 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000114559 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000114559 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000114559 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000114559 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114559 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000114558 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000114558 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000114558 | Corning, Inc.__
Holdings [Line Items]
Percent of Total Investments	9.10%
C000114558 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000114558 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000114558 | Dominion Energy, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114558 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000114558 | Cummins, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000114558 | Chevron Corp.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000114558 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000114558 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000114558 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114558 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114558 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000114558 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114558 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114558 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114558 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000114558 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000114558 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000114558 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000114558 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000114558 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114558 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000222816 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000222816 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000222816 | Corning, Inc.__
Holdings [Line Items]
Percent of Total Investments	9.10%
C000222816 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000222816 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000222816 | Dominion Energy, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000222816 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000222816 | Cummins, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000222816 | Chevron Corp.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000222816 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000222816 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000222816 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222816 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222816 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000222816 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000222816 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222816 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222816 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000222816 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000222816 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000222816 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000222816 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000222816 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222816 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000114557 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000114557 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000114557 | Corning, Inc.__
Holdings [Line Items]
Percent of Total Investments	9.10%
C000114557 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000114557 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000114557 | Dominion Energy, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114557 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000114557 | Cummins, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000114557 | Chevron Corp.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000114557 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000114557 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000114557 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114557 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114557 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000114557 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114557 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114557 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114557 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000114557 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000114557 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000114557 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000114557 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000114557 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114557 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.00%